NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Assets reclassified from inventories net realizable value	$ 2,000
Assets reclassified from property, plant and equipment net realizable value	62,000
Income statement to adjust the assets to its fair value less the cost of sales	332,000
Boeing 767 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Profit from the transaction	$ 5,500